Note 15 - Mezzanine Equity and Stockholders' Equity - Common Shares Reserved for Future Issuance (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common stock, capital shares reserved for future issuance (in shares)	80,717	5,138
Investors - July 2024 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)	75,579	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 64
Expiration date	01/23/30
Investors - April 2023 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)	4,710	4,710
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2,637
Expiration date	04/24/28
February 2023 New Warrants [Member]
Common stock, capital shares reserved for future issuance (in shares)	49	49
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 9,684
Expiration date	07/21/28
January 2023 New Warrants [Member]
Common stock, capital shares reserved for future issuance (in shares)	214	213
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 9,684
Expiration date	06/20/28
Investors - March 2021 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)	106	107
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 162,000
Expiration date	03/25/26
Investors - May 2020 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)	58	58
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 358,875
Expiration date	05/22/25
LPH II Investments Limited [Member]
Common stock, capital shares reserved for future issuance (in shares)	1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 745,200
Expiration date	04/04/25